Condensed Statements of Cash Flows	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities
Net (loss)	$ (24,864,000)
Adjustments to reconcile net loss to net cash and cash equivalents from operating activities:
Depreciation and amortization	1,673,000
Loss on sale of property and equipment	4,000
Stock compensation expense	975,000
Deferred tax assets and liabilities	(88,000)
Non-cash interest expense on convertible notes payable	263,000
Loss from change in fair value of embedded derivative liability	2,680,000
Changes in operating assets and liabilities that provided (used) cash and cash equivalents:
Contract receivables	(365,000)
Prepaid expenses and other current assets	(876,000)
Accounts payable	1,070,000
Deferred revenue	20,000
Accrued and other liabilities	1,530,000
Deferred rent	(55,000)
Net cash and cash equivalents used in operating activities	(18,033,000)
Cash Flows from Investing Activities
Purchases of property and equipment	(6,573,000)
Purchases of intangible assets	(189,000)
Net cash and cash equivalents used in investing activities	(6,762,000)
Cash Flows from Financing Activities
Proceeds from borrowing	957,000
Payments of debt	(1,883,000)
Proceeds from issuance of convertible note payable	4,875,000
Proceeds from exercise of common stock options	102,000
Proceeds from exercise of common stock warrants	15,000
Proceeds from issuance of Series B preferred stock	135,579,000
Preferred stock issuance costs	4,511,000
Redemption of preferred stock	(6,041,000)
Net cash and cash equivalents provided by financing activities	129,093,000
Net Increase (Decrease) in Cash and Cash Equivalents	104,298,000
Cash and Cash Equivalents - Beginning of period	4,974,485
Cash and Cash Equivalents - End of period	109,272,000
Supplemental Cash Flow Information - Cash paid for interest	$ 112,000